TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 21,316	$ 23,807
Operating lease liabilities	4,321	1,509
Marketable Securities	1,409	1,837
Derivatives	22	566
Reserves and allowances	7,292	7,238
Net deferred tax assets before valuation allowance	34,360	34,957
Less - valuation allowance	(23,897)	(24,395)
Deferred tax asset	10,463	10,562
Operating lease ROU assets	(4,256)	(1,489)
Other	(232)	(356)
Deferred tax liability	$ (4,488)	$ (1,845)